As filed with the Securities and Exchange Commission on December 13, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06111

The Mexico Equity & Income Fund, Inc.
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Mr. Arnulfo Rodríguez
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

877-785-0367
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2018

Date of reporting period:  October 31, 2017

Item 1. Schedule of Investments.

The Mexico Equity and Income Fund, Inc.
Schedule of Investments
October 31, 2017 (Unaudited)

MEXICO - 100.05%	Shares	Value

COMMON STOCKS - 89.40%
Airlines - 1.78%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - Series A (a)	1,547,832	$1,577,563
Auto Parts and Equipment - 2.30%
Nemak, S.A.B. de C.V.	454,000	341,238
Rassini, S.A.B. de C.V.	449,998	1,697,725
		2,038,963
Banking Service Groups - 0.70%
Gentera, S.A.B. de C.V.	613,078	621,017
Beverages - 13.47%
Arca Continental, S.A.B. de C.V.	586,516	3,732,618
Coca-Cola Femsa, S.A.B. de C.V. - Series L	151,000	1,020,043
Fomento Economico Mexicano, S.A.B. de C.V. - Series UBD	820,731	7,165,008
		11,917,669
Building Materials - 3.98%
Cemex, S.A.B. de C.V. - Series CPO (a)	4,329,636	3,518,496
Chemical Products - 4.33%
Mexichem, S.A.B. de C.V.	1,487,230	3,829,054
Construction and Infrastructure - 5.94%
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	393,081	3,732,801
Promotora y Operadora de Infraestructura, S.A.B. de C.V. - Series L	203,045	1,518,621
		5,251,422
Consumer Financing Services - 0.86%
Credito Real, S.A.B. de C.V.	472,259	757,220
Energy - 5.86%
Infraestructura Energetica Nova, S.A.B. de C.V.	1,015,867	5,186,966
Financial Groups - 13.80%
Banco del Bajio, S.A. (a)	935,212	1,694,643
Banregio Grupo Financiero, S.A.B. de C.V. - Series O	438,798	2,334,320
Grupo Financiero Banorte, S.A.B. de C.V. - Series O	920,788	5,464,668
Grupo Financiero Inbursa, S.A.B. de C.V. - Series O	749,321	1,287,839
Grupo Financiero Interacciones, S.A.B de C.V. - Series O	311,224	1,427,247
		12,208,717
Food - 4.35%
Gruma, S.A.B. de C.V. - Series B	293,457	3,843,982
Holding Companies - 7.24%
Alfa, S.A.B. de C.V. - Series A	4,675,830	4,885,150
Grupo Carso, S.A.B. de C.V. - Series A - 1	467,467	1,516,142
		6,401,292
Hotels, Restaurants, and Recreation - 2.63%
Alsea, S.A.B. de C.V. - Series A	335,547	1,017,225
Grupe, S.A.B. de C.V. - Series B (a)(b)(d)	553,361	1,306,067
		2,323,292
Mining - 4.44%
Grupo Mexico, S.A.B. de C.V. - Series B	1,113,891	3,621,994
Industrias Penoles, S.A.B. de C.V.	13,229	307,538
		3,929,532

Real Estate Services - 3.82%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.	2,719,974		3,376,603
Retail - 7.97%
El Puerto de Liverpool, S.A.B. de C.V. - Series C - 1	464,135		3,161,737
La Comer S.A.B. de C.V. - Series UBC (a)	553,091		536,597
Wal-Mart de Mexico, S.A.B. de C.V.	1,498,796		3,349,116
			7,047,450
Telecommunication - 5.93%
America Movil, S.A. de C.V. - Class L - ADR	5,500		94,160
America Movil, S.A.B. de C.V. - Series L	5,969,870		5,150,372
			5,244,532
TOTAL COMMON STOCKS (Cost $79,656,606)			79,073,770

CAPITAL DEVELOPMENT CERTIFICATES - 1.90%
Atlas Discovery Trust II (b)(c)(d)	300,000		1,679,466
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $1,460,703)			1,679,466

MEXICAN GOVERNMENT NOTES/BONDS - 8.60%
Bonos de Desarrollo del Gobierno Federal
7.050%, 06/06/2019	1,090,005		5,730,845
7.010%, 06/27/2019	356,751		1,876,093
TOTAL MEXICAN GOVERNMENT NOTES/BONDS (Cost $7,697,764)			7,606,938

MEXICAN MUTUAL FUNDS - 0.06%
Scotia Fondos, S.A. de C.V.	307,003		52,160
TOTAL MEXICAN MUTUAL FUNDS (Cost $51,945)			52,160

SHORT-TERM INVESTMENTS - 0.09%
Mexican CETES
0.000% Coupon, 7.327% Effective Yield, 11/01/2017 (e)	1,622,420	*	84,625
TOTAL SHORT-TERM INVESTMENTS (Cost $85,046)			84,625
TOTAL MEXICO (Cost $88,952,064)			88,496,959

UNITED STATES - 0.16%			Value

INVESTMENT COMPANIES - 0.16%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.921% (f)	136,080		136,080
TOTAL INVESTMENT COMPANIES (Cost $136,080)			136,080
TOTAL UNITED STATES (Cost $136,080)			136,080

Total Investments (Cost $89,088,144) - 100.21%			88,633,039
Liabilities in Excess of Other Assets - (0.21)%			(183,184)
TOTAL NET ASSETS - 100.00%			$88,449,855

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued securities. The total market value of these securities was $2,985,533, representing 3.38% of net assets.
(c)	Illiquid security. The total market value of this security was $1,679,466, representing 1.90% of net assets.
(d)	Level 3 security. Value determined using significant unobservable inputs.
(e)	Effective yield based on the purchase price. The calculation assumes the security is held to maturity.
(f)	The rate shown represents the 7-day yield at October 31, 2017.
*	Principal amount in Mexican pesos.

Abbreviations:
ADR	American Depository Receipt

Significant accounting policies are as follows:

Portfolio Valuation: Investments are stated at value. Listed equity securities are valued at the closing price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the valuation time. If the security did not trade on the Primary Market, it shall be valued at the closing price on another comparable exchange where it trades at the valuation time. If there are no such closing prices, the security shall be valued at the mean between the most recent highest bid and lowest ask prices at the valuation time.
Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost if their term to maturity from the date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Fund was more than 60 days. Other assets and securities for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Directors. These methods include, but are not limited to, the fundamental analytical data relating to the investment; the nature and duration of restrictions in the market in which they are traded (including the time needed to dispose of the security, methods of soliciting offers and mechanics of transfer); the evaluation of the forces which influence the market in which these securities may be purchased or sold, including the economic outlook and the condition of the industry in which the issuer participates. The Fund has a Valuation
Committee comprised of independent directors which oversees the valuation of portfolio securities.

The Valuation Committee of the Fund shall meet to consider any fair valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase;
trading activity and prices of similar securities or financial instruments.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of October 31, 2017:

	Level 1*	Level 2*	Level 3**	Total
Equity
Airlines	$1,577,563	$-	$-	$1,577,563
Auto Parts and Equipment	2,038,963	-	-	2,038,963
Banking Service Groups	621,017			621,017
Beverages	11,917,669	-	-	11,917,669
Building Materials	3,518,496	-	-	3,518,496
Capital Development Certificates	-	-	1,679,466	1,679,466
Chemical Products	3,829,054	-	-	3,829,054
Construction and Infrastructure	3,732,801	1,518,621	-	5,251,422
Consumer Financing Services	757,220			757,220
Energy	5,186,966			5,186,966
Financial Groups	12,208,717	-	-	12,208,717
Food	3,843,982	-	-	3,843,982
Holding Companies	6,401,292	-	-	6,401,292
Hotels, Restaurants, and Recreation	1,017,225	-	1,306,067	2,323,292
Mining	3,929,532	-	-	3,929,532
Real Estate Services	3,376,603	-	-	3,376,603
Retail	7,047,450		-	7,047,450
Telecommunications	5,244,532	-	-	5,244,532
Total Equity	$76,249,082	$1,518,621	$2,985,533	$80,753,236

Mexican Government Notes/Bonds	$7,606,938	$-	$-	$7,606,938

Mexican Mutual Funds	$52,160	$-	$-	$52,160

Short-Term Investments	$136,080	$84,625	$-	$220,705
Total Investments in Securities	$84,044,260	$1,603,246	$2,985,533	$88,633,039

* Transfers between Levels are recognized at the end of the reporting period.
** The Fund measures Level 3 activity as of the beginning and end of each reporting period.

Transfers between Level 1 and Level 2 securities as of October 31, 2017 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an official close price the mean between the most recent bid and asked price is used (Level 2 securities).
Transfers between Level 2 and Level 3 securities as of October 31, 2017 resulted from securities priced previously at the mean between the most recent bid and asked prices (Level 2 securities) to a price provided by the Adviser (Level 3 securities). Transfers as of October 31, 2017 are summarized in the table below:

Transfers into Level 1	$-
Transfers out of Level 1	(1,518,621)
Net transfers in and/or out of Level 1	$(1,518,621)

Transfers into Level 2	$1,518,621
Transfers out of Level 2	(1,306,067)
Net transfers in and/or out of Level 2	$212,554

Transfers into Level 3	$1,306,067
Transfers out of Level 3	-
Net transfers in and/or out of Level 3	$1,306,067

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended October 31, 2017.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Category			Balance as of 7/31/2017	Acquisitions	Dispositions	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Balance as of 10/31/17
Common Stock			$1,364,078	$-	$(44,301)	$17,015	$(30,725)	$1,306,067
Capital Development Certificates			2,277,007	-	-	-	(597,541)	1,679,466
			$3,641,085	$-	$(44,301)	$17,015	$(628,266)	$2,985,533

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2017:

		Fair Value October 31, 2017			Valuation Methodologies	Unobservable Input (1)		Impact to Valuation from an Increase in Input (2)
Common Stock		$1,306,067			Market Comparables/ Sum of the Parts Valuation	Liquidity Discount		Decrease
Capital Development Certificates		$1,679,466			Market Comparables/ Sum of the Parts Valuation	Liquidity Discount		Decrease

	[1]
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.

	[2]
This column represents the directional change in the fair value of the Level 3 investment that would result from increases to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Mexico Equity & Income Fund, Inc.

By (Signature and Title)  /s/ Maria Eugenia Pichardo
                                            Maria Eugenia Pichardo, President

Date  December 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Maria Eugenia Pichardo
                                             Maria Eugenia Pichardo, President

Date  December 4, 2017

By (Signature and Title)* /s/ Arnulfo Rodríguez
                                             Arnulfo Rodríguez, Chief Financial Officer

Date  December 4, 2017

* Print the name and title of each signing officer under his or her signature.